UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-1512
Oppenheimer Capital Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2011

Item 1. Reports to Stockholders.

February 28, 2011

Oppenheimer

Capital Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Update

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Oil, Gas & Consumable Fuels	2.9%
Pharmaceuticals	2.8
Insurance	1.5
Commercial Banks	1.4
Software	1.4
IT Services	1.4
Real Estate Investment Trusts	1.4
Media	1.3
Chemicals	1.3
Machinery	1.1
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on net assets.

Top Ten Common Stock Holdings

Exxon Mobil Corp.	1.3%
Pfizer, Inc.	1.3
International Business Machines Corp.	1.1
Coca-Cola Co. (The)	1.0
Church & Dwight Co., Inc.	0.9
MetLife, Inc.	0.8
Microsoft Corp.	0.8
Target Corp.	0.8
Rock-Tenn Co., Cl. A	0.8
Philip Morris International, Inc.	0.7
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
10 | OPPENHEIMER CAPITAL INCOME FUND

Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of investments.
11 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/28/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2010	February 28, 2011	February 28, 2011[1,2]

Actual
Class A	$1,000.00	$1,108.90	$5.08
Class B	1,000.00	1,104.40	10.12
Class C	1,000.00	1,104.10	9.69
Class N	1,000.00	1,106.50	7.07
Class Y	1,000.00	1,019.70	0.48

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.98	4.87
Class B	1,000.00	1,015.22	9.69
Class C	1,000.00	1,015.62	9.29
Class N	1,000.00	1,018.10	6.78
Class Y	1,000.00	1,022.12	2.71

1.	Actual expenses paid for Classes A, B, C and N are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 32/365 to reflect the period from January 28, 2011 (inception of offering) to February 28, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2011 for Classes A, B, C and N and for the period from January 28, 2011 (inception of offering) to February 28, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	0.97%
Class B	1.93
Class C	1.85
Class N	1.35
Class Y	0.54
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS February 28, 2011 / Unaudited

	Shares	Value

Common Stocks—32.5%
Consumer Discretionary—2.9%
Auto Components—0.3%
Lear Corp.[1]	44,000	$4,655,200
Leisure Equipment & Products—0.4%
Mattel, Inc.	270,000	6,766,200
Media—1.3%
Cinemark Holdings, Inc.	428,000	8,594,240
Comcast Corp., Cl. A	252,000	6,491,520
Time Warner Cable, Inc.	102,500	7,398,450

		22,484,210

Multiline Retail—0.8%
Target Corp.	249,700	13,121,735
Specialty Retail—0.1%
Talbots, Inc. (The)[1]	430,000	2,687,500
Consumer Staples—4.2%
Beverages—1.0%
Coca-Cola Co. (The)	278,000	17,769,760
Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc.	131,000	6,809,380
Walgreen Co.	184,000	7,974,560

		14,783,940

Food Products—0.7%
Adecoagro SA1	401,310	4,887,956
B&G Foods, Inc., Cl. A	302,500	4,537,500
BrasilAgro-Companhia Brasileria de Propriedades
Agricolas, Sponsored ADR[1]	25,000	166,937
Sao Martinho SA	70,000	960,091
SLC Agricola SA	100,000	1,309,653

		11,862,137

Household Products—0.9%
Church & Dwight Co., Inc.	193,000	14,559,920
Tobacco—0.7%
Philip Morris International, Inc.	193,000	12,116,540
Energy—3.8%
Energy Equipment & Services—0.9%
Halliburton Co.	216,000	10,139,040
Schlumberger Ltd.	52,000	4,857,840

		14,996,880
15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels—2.9%
Apache Corp.	23,500	$2,928,570
Chevron Corp.	76,400	7,926,500
Enbridge Energy Management LLC[1]	1	6
Exxon Mobil Corp.	259,100	22,160,826
Kinder Morgan Inc.[1]	96,390	2,939,895
Kinder Morgan Management LLC[1]	1	23
Royal Dutch Shell plc, ADR	43,000	3,106,750
Royal Dutch Shell plc, B Shares	305,953	10,934,709

		49,997,279

Financials—5.2%
Capital Markets—0.7%
Bond Street Holdings LLC, Cl. A1,2	375,000	7,500,000
State Street Corp.	110,000	4,919,200

		12,419,200

Commercial Banks—1.4%
Comerica, Inc.	138,000	5,368,200
PNC Financial Services Group, Inc.	192,000	11,846,400
U.S. Bancorp	250,000	6,932,500

		24,147,100

Diversified Financial Services—0.2%
JPMorgan Chase & Co.	75,000	3,501,750
Insurance—1.5%
CNO Financial Group, Inc.[1]	4	29
Everest Re Group Ltd.	125,350	11,112,278
MetLife, Inc.	293,200	13,885,952

		24,998,259

Real Estate Investment Trusts—1.4%
American Assets Trust, Inc.[1]	205,000	4,419,800
Apollo Commercial Real Estate Finance, Inc.	150,000	2,553,000
General Growth Properties, Inc.	249,926	3,978,822
Public Storage	25,000	2,806,250
Starwood Property Trust, Inc.	392,130	9,171,921

		22,929,793

Health Care—4.4%
Biotechnology—0.7%
Gilead Sciences, Inc.[1]	283,000	11,031,340
16 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Health Care Equipment & Supplies—0.3%
Zimmer Holdings, Inc.[1]	90,000	$5,610,600
Health Care Providers & Services—0.6%
UnitedHealth Group, Inc.	160,000	6,812,800
WellPoint, Inc.[1]	51,000	3,389,970

		10,202,770

Pharmaceuticals—2.8%
Merck & Co., Inc.	187,104	6,093,977
Mylan, Inc.[1]	143,998	3,293,234
Pfizer, Inc.	1,131,400	21,768,136
Teva Pharmaceutical Industries Ltd., Sponsored ADR	224,000	11,222,400
Watson Pharmaceuticals, Inc.[1]	100,000	5,599,000

		47,976,747

Industrials—2.5%
Aerospace & Defense—0.1%
AerCap Holdings NV1	129,410	1,756,094
Commercial Services & Supplies—0.2%
Republic Services, Inc.	110,000	3,257,100
Electrical Equipment—0.7%
Cooper Industries plc	107,300	6,904,755
General Cable Corp.[1]	126,200	5,479,604

		12,384,359

Industrial Conglomerates—0.4%
Tyco International Ltd.	131,000	5,939,540
Machinery—1.1%
Ingersoll-Rand plc	240,000	10,872,000
WABCO Holdings, Inc.[1]	147,800	8,635,954

		19,507,954

Information Technology—4.9%
Communications Equipment—0.7%
Harris Corp.	165,000	7,698,900
QUALCOMM, Inc.	86,500	5,153,670

		12,852,570

Computers & Peripherals—0.6%
Apple, Inc.[1]	28,600	10,101,806
Internet Software & Services—0.2%
VeriSign, Inc.	80,000	2,823,200
17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

IT Services—1.4%
Accenture plc, Cl. A	100,000	$5,148,000
International Business Machines Corp.	111,700	18,081,996

		23,229,996

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp.	240,000	5,152,800
Xilinx, Inc.	180,000	5,985,000

		11,137,800

Software—1.4%
Microsoft Corp.	515,000	13,688,700
Oracle Corp.	292,000	9,606,800

		23,295,500

Materials—2.4%
Chemicals—1.3%
Celanese Corp., Series A	232,446	9,634,887
LyondellBasell Industries NV, Cl. A1	311,790	11,872,963

		21,507,850

Containers & Packaging—0.8%
Rock-Tenn Co., Cl. A	187,700	12,885,605
Metals & Mining—0.3%
Allegheny Technologies, Inc.	85,000	5,701,800
Telecommunication Services—0.9%
Diversified Telecommunication Services—0.6%
AT&T, Inc.	382,500	10,855,350
Wireless Telecommunication Services—0.3%
Vodafone Group plc, Sponsored ADR	160,000	4,579,200
Utilities—1.3%
Electric Utilities—0.7%
Cleco Corp.	173,000	5,596,550
Entergy Corp.	79,000	5,624,800

		11,221,350

Multi-Utilities—0.6%
CenterPoint Energy, Inc.	332,500	5,273,450
CMS Energy Corp.	285,000	5,489,100

		10,762,550

Total Common Stocks (Cost $447,539,108)		552,418,484
18 | OPPENHEIMER CAPITAL INCOME FUND

	Shares	Value

Preferred Stocks—2.5%
Bank of America Corp., 7.25% Non-Cum. Cv.	5,000	$5,020,000
H.J. Heinz Finance Co., 8% Cum., Series B3	40	4,296,250
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.	25,000	24,422,000
PNC Financial Services Group, Inc., 9.875% Non-Cum., Series F, Non-Vtg.[4]	75,000	2,148,000
Wells Fargo & Co., 7.50% Cv., Series L, Non-Vtg.	7,000	7,210,000

Total Preferred Stocks (Cost $35,263,422)		43,096,250

Units

Rights, Warrants and Certificates—0.0%
Charter Communications, Inc., Cl. A Wts., Strike Price $46.86, Exp. 11/30/141 (Cost $192,089)	38,418	451,412

	Principal
	Amount

Mortgage-Backed Obligations—27.9%
Government Agency—22.5%
FHLMC/FNMA/FHLB/Sponsored—22.4%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19[5]	$3,359,646	3,555,832
5%, 12/15/34	278,645	294,138
6%, 5/15/18	1,225,561	1,335,941
6%, 3/10/41[6]	12,470,000	13,545,538
6.50%, 7/1/28-4/1/34	465,840	528,595
7%, 10/1/31	558,335	640,942
8%, 4/1/16	154,799	170,598
9%, 8/1/22-5/1/25	54,809	62,403
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 23.608%, 3/25/36[4]	663,234	917,595
Series 2034, Cl. Z, 6.50%, 2/15/28	268,028	303,941
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,127,023	1,163,758
Series 2053, Cl. Z, 6.50%, 4/15/28	273,466	311,309
Series 2279, Cl. PK, 6.50%, 1/15/31	523,943	572,392
Series 2326, Cl. ZP, 6.50%, 6/15/31	250,433	290,192
Series 2426, Cl. BG, 6%, 3/15/17	1,726,111	1,865,904
Series 2427, Cl. ZM, 6.50%, 3/15/32	963,404	1,081,035
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,439,344	1,592,836
Series 2500, Cl. FD, 0.766%, 3/15/32[4]	142,070	142,891
Series 2526, Cl. FE, 0.666%, 6/15/29[4]	179,955	180,489
Series 2538, Cl. F, 0.866%, 12/15/32[4]	1,748,161	1,765,752
Series 2551, Cl. FD, 0.666%, 1/15/33[4]	125,026	125,372
Series 2626, Cl. TB, 5%, 6/1/33	2,256,438	2,422,390
Series 2638, Cl. KG, 4%, 11/1/27	2,091,244	2,101,724
Series 2648, Cl. JE, 3%, 2/1/30	252,398	252,616
Series 2663, Cl. BA, 4%, 8/1/16	1,322,047	1,345,705
Series 2686, Cl. CD, 4.50%, 2/1/17	1,669,341	1,697,390
Series 2907, Cl. GC, 5%, 6/1/27	593,691	603,159
19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2929, Cl. PC, 5%, 1/1/28	$581,885	$587,152
Series 2952, Cl. GJ, 4.50%, 12/1/28	215,839	217,350
Series 3019, Cl. MD, 4.75%, 1/1/31	1,852,761	1,899,881
Series 3025, Cl. SJ, 23.776%, 8/15/35[4]	209,257	285,126
Series 3094, Cl. HS, 23.409%, 6/15/34[4]	420,628	554,772
Series 3242, Cl. QA, 5.50%, 3/1/30	919,434	940,056
Series 3291, Cl. NA, 5.50%, 10/1/27	177,030	177,188
Series 3306, Cl. PA, 5.50%, 10/1/27	531,101	533,333
Series R001, Cl. AE, 4.375%, 4/1/15	706,369	718,130
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 14.756%, 4/1/27[7]	410,068	86,653
Series 192, Cl. IO, 12.182%, 2/1/28[7]	128,367	25,653
Series 2130, Cl. SC, 51.219%, 3/15/29[7]	307,826	61,046
Series 243, Cl. 6, 0.734%, 12/15/32[7]	493,770	98,281
Series 2527, Cl. SG, 21.93%, 2/15/32[7]	346,294	17,672
Series 2531, Cl. ST, 42.865%, 2/15/30[7]	543,839	35,022
Series 2639, Cl. SA, 16.162%, 7/15/22[7]	2,056,342	203,439
Series 2796, Cl. SD, 68.073%, 7/15/26[7]	471,659	91,023
Series 2802, Cl. AS, 82.397%, 4/15/33[7]	555,706	51,605
Series 2815, Cl. PT, 25.292%, 11/15/32[7]	7,342,027	920,234
Series 2920, Cl. S, 65.094%, 1/15/35[7]	2,514,739	405,468
Series 2937, Cl. SY, 24.36%, 2/15/35[7]	10,537,639	1,373,777
Series 3110, Cl. SL, 99.999%, 2/15/26[7]	453,932	55,132
Series 3451, Cl. SB, 26.644%, 5/15/38[7]	6,838,311	702,582
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.046%, 6/1/26[8]	123,509	107,153
Federal National Mortgage Assn.:
3.50%, 3/1/26[6]	20,305,000	20,349,427
4%, 3/1/41[6]	21,550,000	21,253,688
4.50%, 3/1/26-3/1/41[6]	53,445,000	54,652,298
5%, 3/1/41[6]	46,304,000	48,488,993
5.50%, 1/1/38-4/1/39	5,307,899	5,678,978
5.50%, 3/1/26-3/1/41[6]	50,571,000	54,079,425
6%, 11/1/34-6/1/35	21,596,671	23,779,558
6%, 3/1/41[6]	18,950,000	20,593,325
6.50%, 5/25/17-11/25/31	3,465,734	3,850,591
6.50%, 3/1/41[6]	9,197,000	10,267,586
7%, 11/1/17-7/25/35	753,582	820,689
7.50%, 1/1/33-3/25/33	6,005,887	6,943,256
8.50%, 7/1/32	15,064	17,110
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	779,365	858,815
Trust 1998-61, Cl. PL, 6%, 11/25/28	451,105	496,214
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	657,800	720,468
20 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	$1,147,155	$1,299,154
Trust 2003-130, Cl. CS, 13.577%, 12/25/33[4]	735,943	843,814
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	3,553,000	3,883,944
Trust 2004-101, Cl. BG, 5%, 1/25/20	3,658,000	3,900,269
Trust 2004-81, Cl. KC, 4.50%, 4/1/17	685,608	694,395
Trust 2004-9, Cl. AB, 4%, 7/1/17	731,734	751,785
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	7,504,312	8,212,111
Trust 2005-12, Cl. JC, 5%, 6/1/28	1,594,901	1,628,067
Trust 2005-22, Cl. EC, 5%, 10/1/28	621,361	635,110
Trust 2005-30, Cl. CU, 5%, 4/1/29	661,014	679,227
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	1,430,000	1,557,121
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	3,323,612	3,534,039
Trust 2006-46, Cl. SW, 23.24%, 6/25/36[4]	536,234	712,081
Trust 2006-50, Cl. KS, 23.241%, 6/25/36[4]	1,230,544	1,675,950
Trust 2006-50, Cl. SK, 23.241%, 6/25/36[4]	132,255	178,689
Trust 2006-57, Cl. PA, 5.50%, 8/25/27	231,015	231,683
Trust 2009-36, Cl. FA, 1.202%, 6/25/37[4]	2,788,519	2,830,554
Trust 2009-37, Cl. HA, 4%, 4/1/19	4,149,557	4,375,122
Trust 2009-70, Cl. PA, 5%, 8/1/35	4,748,474	4,974,984
Trust 2011-15, Cl. DA, 4%, 9/1/38	1,690,000	1,712,190
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 73.15%, 3/17/31[7]	352,938	67,972
Trust 2001-65, Cl. S, 47.961%, 11/25/31[7]	1,112,197	195,985
Trust 2001-81, Cl. S, 38.194%, 1/25/32[7]	265,827	53,942
Trust 2002-47, Cl. NS, 36.588%, 4/25/32[7]	534,513	106,119
Trust 2002-51, Cl. S, 36.911%, 8/25/32[7]	490,757	95,913
Trust 2002-52, Cl. SD, 44.251%, 9/25/32[7]	603,501	119,423
Trust 2002-60, Cl. SM, 47.175%, 8/25/32[7]	949,268	153,686
Trust 2002-7, Cl. SK, 46.771%, 1/25/32[7]	293,676	51,362
Trust 2002-75, Cl. SA, 51.403%, 11/25/32[7]	1,379,369	249,092
Trust 2002-77, Cl. BS, 43.745%, 12/18/32[7]	581,253	102,402
Trust 2002-77, Cl. JS, 42.167%, 12/18/32[7]	974,922	173,089
Trust 2002-77, Cl. SA, 42.215%, 12/18/32[7]	902,584	161,940
Trust 2002-77, Cl. SH, 49.145%, 12/18/32[7]	363,807	65,359
Trust 2002-89, Cl. S, 71.794%, 1/25/33[7]	1,519,574	308,381
Trust 2002-9, Cl. MS, 36.559%, 3/25/32[7]	330,169	60,798
Trust 2002-90, Cl. SN, 48.856%, 8/25/32[7]	488,813	78,980
Trust 2002-90, Cl. SY, 52.022%, 9/25/32[7]	212,210	34,536
Trust 2003-33, Cl. SP, 48.375%, 5/25/33[7]	1,195,792	205,752
Trust 2003-46, Cl. IH, 0.68%, 6/1/33[7]	2,462,302	334,786
Trust 2003-89, Cl. XS, 69.678%, 11/25/32[7]	1,095,363	92,296
Trust 2004-54, Cl. DS, 53.501%, 11/25/30[7]	570,905	89,463
Trust 2004-56, Cl. SE, 19.40%, 10/25/33[7]	1,443,390	237,541
Trust 2005-19, Cl. SA, 67.262%, 3/25/35[7]	6,649,606	1,014,399
Trust 2005-40, Cl. SA, 66.147%, 5/25/35[7]	1,481,098	255,799
Trust 2005-6, Cl. SE, 85.369%, 2/25/35[7]	2,147,893	345,831
21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 2005-71, Cl. SA, 67.885%, 8/25/25[7]	$1,617,513	$220,169
Trust 2005-93, Cl. SI, 18.958%, 10/25/35[7]	2,144,429	320,130
Trust 2006-129, Cl. SM, 15.075%, 1/25/37[7]	5,212,983	716,678
Trust 2006-51, Cl. SA, 43.411%, 6/25/36[7]	16,365,919	2,254,094
Trust 2008-55, Cl. SA, 17.015%, 7/25/38[7]	3,573,450	391,123
Trust 2008-67, Cl. KS, 41.189%, 8/25/34[7]	5,429,379	462,348
Trust 222, Cl. 2, 22.661%, 6/1/23[7]	898,463	171,205
Trust 252, Cl. 2, 35.324%, 11/1/23[7]	745,765	148,266
Trust 303, Cl. IO, 28.771%, 11/1/29[7]	272,919	74,917
Trust 308, Cl. 2, 24.507%, 9/1/30[7]	706,323	164,983
Trust 320, Cl. 2, 11.892%, 4/1/32[7]	2,853,656	588,109
Trust 321, Cl. 2, 2.241%, 4/1/32[7]	2,457,448	550,700
Trust 331, Cl. 9, 14.716%, 2/1/33[7]	751,127	172,463
Trust 334, Cl. 17, 22.852%, 2/1/33[7]	447,757	76,713
Trust 338, Cl. 2, 6.183%, 7/1/33[7]	515,619	108,966
Trust 339, Cl. 12, 1.735%, 7/1/33[7]	1,795,393	349,978
Trust 339, Cl. 7, 18.82%, 7/1/33[7]	2,469,281	465,226
Trust 343, Cl. 13, 1.086%, 9/1/33[7]	1,659,635	337,579
Trust 343, Cl. 18, 2.551%, 5/1/34[7]	530,877	98,871
Trust 345, Cl. 9, 16.051%, 1/1/34[7]	1,363,892	270,996
Trust 351, Cl. 10, 6.151%, 4/1/34[7]	630,694	118,493
Trust 351, Cl. 8, 6.462%, 4/1/34[7]	1,007,091	188,895
Trust 356, Cl. 10, 14.50%, 6/1/35[7]	836,504	162,260
Trust 356, Cl. 12, 17.586%, 2/1/35[7]	419,435	78,883
Trust 362, Cl. 13, 2.363%, 8/1/35[7]	1,373,112	272,636
Trust 364, Cl. 16, 7.737%, 9/1/35[7]	1,785,130	364,008
Trust 365, Cl. 16, 1.931%, 3/1/36[7]	4,739,454	883,428
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 4.492%, 9/25/23[8]	343,952	296,009

		381,141,847

GNMA/Guaranteed—0.1%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17	77,095	87,083
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 87.38%, 1/16/27[7]	658,073	109,857
Series 2002-15, Cl. SM, 78.219%, 2/16/32[7]	617,263	105,415
Series 2002-41, Cl. GS, 58.344%, 6/16/32[7]	364,275	78,687
Series 2002-76, Cl. SY, 83.70%, 12/16/26[7]	1,652,981	279,944
Series 2004-11, Cl. SM, 72.112%, 1/17/30[7]	561,548	101,852
Series 2007-17, Cl. AI, 16.41%, 4/16/37[7]	4,504,618	800,392

		1,563,230
22 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Non-Agency—5.4%
Commercial—3.0%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2006-1, Cl. AM, 5.421%, 9/1/45	$2,330,000	$2,455,328
Series 2007-1, Cl. A4, 5.451%, 1/1/17	2,525,000	2,694,339
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	3,250,000	3,335,727
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.849%, 6/1/47[4]	1,927,321	1,601,277
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	440,000	452,516
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	1,375,000	1,451,215
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[3]	2,020,031	2,027,975
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.807%, 9/1/20[2,7]	16,200,000	1,454,650
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	73,673	54,075
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	1,385,000	1,413,898
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.802%, 5/25/35[4]	2,036,088	1,603,968
IndyMac INDX Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.222%, 11/1/35[4]	2,539,706	2,021,675
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[3]	2,420,000	2,357,130
Series 2007-LDP10, Cl. A3S, 5.317%, 4/1/13	2,590,000	2,636,776
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	590,000	627,936
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51	520,000	540,500
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 5.875%, 4/1/45[4]	3,695,000	3,939,085
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 7/1/37	2,576,467	2,129,338
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31	1,767,674	1,769,473
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AM, 5.712%, 3/11/39	1,670,000	1,766,111
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.456%, 7/12/46	3,425,000	3,544,410
Morgan Stanley Capital I Trust 207-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.109%, 12/1/49[4]	1,490,000	1,580,043
23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, 5.367%, 7/1/37[4]	$2,263,727	$1,669,694
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.899%, 2/1/51[4]	1,800,000	1,947,051
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 7/1/17	1,835,000	1,967,800
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2006-C27, Cl. AM, 5.795%, 7/15/45	540,000	577,240
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.668%, 12/1/35[4]	1,226,930	1,092,826
Wells Fargo Commercial Mortgage Trust 2010-C1, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.349%, 10/1/57[3]	1,305,188	1,307,671
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.129%, 11/1/37[4]	1,832,437	1,497,617

		51,517,344

Multifamily—0.6%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 2.869%, 10/1/354	6,030,000	5,306,765
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.761%, 6/1/36[4]	1,667,689	1,562,345
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	2,305,000	2,351,819

		9,220,929

Other—0.3%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	5,315,000	5,685,724
Residential—1.5%
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.46%, 11/1/35[4]	2,162,047	1,720,255
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,762,863	1,708,734
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	2,321,238	2,114,823
Countrywide Alternative Loan Trust 2005-J10, Mtg. Pass-Through Certificates, Series 2005-J10, Cl. 1A17, 5.50%, 10/1/35	7,718,063	6,662,409
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	1,856,339	1,817,498
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	1,420,475	1,302,465
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 3A1, 2.60%, 5/1/34[4]	3,639,088	3,527,330
24 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Residential Continued
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.741%, 5/1/37[4]	$1,575,496	$1,461,708
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	1,384,647	1,226,942
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.872%, 9/1/34[4]	1,903,823	1,860,902
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.749%, 10/1/36[4]	1,691,951	1,609,765

		25,012,831

Total Mortgage-Backed Obligations (Cost $457,915,712)		474,141,905

Asset-Backed Securities—9.3%
Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.536%, 6/15/32[2,4]	38,064,886	31,213,206
Ally Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.89%, 9/17/12	1,480,789	1,482,976
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	465,000	463,468
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 2.016%, 1/15/13[3,4]	1,710,000	1,744,566
Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/13[3]	1,390,000	1,426,076
AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	510,000	518,129
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16	840,000	861,140
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	430,000	434,472
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	340,657	340,813
AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	643,899	645,753
Bank of America Auto Trust 2010-2, Automobile Receivables, Series 2010-2, Cl. A2, 0.91%, 10/15/12	1,070,000	1,071,512
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.266%, 9/15/41[2,4]	11,805,622	9,208,385
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15	3,350,000	3,333,147
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.372%, 7/25/36[4]	1,654,918	1,579,564
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[3]	470,517	499,545
25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Chrysler Financial Lease Trust, Asset-Backed Nts., Series 2010-A, Cl. A2, 1.78%, 6/15/11[3]	$240,415	$240,561
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	430,000	455,725
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[3]	1,520,000	1,666,385
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[3]	1,520,000	1,641,352
Series 2009-A8, Cl. A8, 2.366%, 5/16/16[3,4]	2,015,000	2,047,569
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13	240,975	241,560
CNH Wholesale Master Note Trust 2011-1, Equipment Nts., Series 2011-1, Cl. 1A, 1.068%, 1/20/41[4]	1,675,000	1,679,705
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 1.002%, 2/25/33[4]	31,182	29,323
Series 2004-6, Cl. M5, 1.532%, 8/25/34[4]	2,362,066	1,120,469
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36[4]	678,579	593,219
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36[4]	380,177	312,063
CWABS Asset-Backed Certificates Trust 2005-4, Asset-Backed Certificates, Series 2005-4, Cl. MF7, 5.733%, 10/1/35	5,850,000	1,022,975
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates, Series 2005-7, Cl. MF7, 5.732%, 10/1/35	3,284,000	726,528
CWABS Asset-Backed Certificates Trust 2006-10, Asset-Backed Certificates:
Series 2006-10, Cl. MF4, 5.988%, 9/1/46[4]	2,550,000	262,811
Series 2006-10, Cl. MF5, 5.988%, 9/1/46[4]	2,465,000	193,168
CWABS Asset-Backed Certificates Trust 2007-4, Asset-Backed Certificates, Series 2007-4, Cl. M2, 5.931%, 9/1/37	2,000,000	322,295
CWHEQ Home Equity Loan Trust, Home Equity Loan Asset-Backed Certificates, Series 2006-S5, Cl. A2, 5.681%, 6/1/35	10,265,983	9,392,923
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[2]	2,035,000	2,035,631
DT Auto Owner Trust, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[3]	852,039	858,328
First Investors Auto Owner Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	1,715,000	1,714,383
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12[2]	1,730,000	1,730,785
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2009-E, Cl. A2, 0.80%, 3/15/12	835,145	835,403
Series 2010-A, Cl. A4, 2.15%, 6/15/15	2,425,000	2,466,314
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.816%, 9/15/12[4]	1,700,000	1,723,248
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.916%, 12/15/14[3,4]	1,770,000	1,805,799
26 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	$1,775,000	$1,775,000
GE Capital Credit Card Master Note Trust, Asset-Backed Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15	870,000	903,444
GMACM Home Equity Loan Trust 2007-HE2, GMACM Home Equity Loan-Backed Term Nts.:
Series 2007-HE2, Cl. A2, 6.054%, 12/1/37	15,693,388	8,734,414
Series 2007-HE2, Cl. A4, 6.424%, 12/1/37[4]	11,153,115	6,334,395
Harley-Davidson Motorcycle Trust 2006-3, Motorcycle Contract-Backed Nts., Series 2006-3, Cl. A4, 5.22%, 6/15/13	628,813	637,572
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/15/14[3]	1,710,000	1,737,435
Home Equity Mortgage Trust 2005-HF1, Home Equity Loan-Backed Nts.:
Series 2005-HF1, Cl. A2B, 0.612%, 2/25/36[4]	1,483,492	883,754
Series 2005-HF1, Cl. A3B, 0.612%, 2/25/36[4]	1,117,354	665,636
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.523%, 1/20/35[4]	584,989	561,691
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.616%, 3/15/16[4]	1,800,000	1,807,170
Morgan Stanley Resecuritization Trust, Automobile Receivable Nts., Series 2010-F, Cl. A, 0.514%, 6/17/11[3,4]	1,315,000	1,313,066
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.912%, 1/26/15[3,4]	2,850,000	2,855,907
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1%, 12/15/13	1,540,000	1,542,213
Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.416%, 1/15/13[3,4]	1,720,000	1,744,876
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38[2]	25,000,000	26,875,000
Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	1,635,000	1,637,215
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	1,670,000	1,658,068
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[2]	1,715,000	1,714,888
Toyota Auto Receivable Owner Trust 2010-B, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12	1,300,000	1,301,609
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	1,530,000	1,529,086
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15	1,680,000	1,719,718

Total Asset-Backed Securities (Cost $150,851,484)		157,873,431
27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

U.S. Government Obligations—0.6%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15	$1,475,000	$1,449,395
5%, 2/16/17	910,000	1,022,744
5.25%, 4/18/16	1,600,000	1,815,578

5.50%, 7/18/16	910,000	1,045,668
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15	2,370,000	2,308,219
4.875%, 12/15/16	760,000	849,061
5%, 3/15/16	1,010,000	1,133,941

Total U.S. Government Obligations (Cost $9,600,296)		9,624,606

Non-Convertible Corporate Bonds and Notes—15.8%
Consumer Discretionary—1.8%
Diversified Consumer Services—0.1%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	1,630,000	1,731,875
Hotels, Restaurants & Leisure—0.3%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[3]	2,450,000	2,546,667
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	1,810,000	2,017,212

		4,563,879

Household Durables—0.3%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	1,255,000	1,378,685
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	1,695,000	1,658,981
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12	1,290,000	1,383,108

		4,420,774

Leisure Equipment & Products—0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13	1,475,000	1,585,979
6.125% Sr. Unsec. Nts., 6/15/11	1,610,000	1,632,247

		3,218,226

Media—0.7%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	995,000	1,358,983
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 7.625% Sr. Unsec. Unsub. Nts., 5/15/16	2,915,000	3,209,966
Interpublic Group of Cos., Inc. (The), 10% Sr. Unsec. Nts., 7/15/17	1,390,000	1,650,625
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	1,540,000	1,797,950
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	876,000	1,090,392
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	928,000	1,085,114
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21[3,6]	895,000	907,121
6.50% Sr. Sec. Nts., 1/15/18	1,620,000	1,782,000

		12,882,151
28 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Multiline Retail—0.1%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	$1,708,000	$1,691,477
Specialty Retail—0.1%
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11	2,120,000	2,131,266
Consumer Staples—1.1%
Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec. Unsub. Nts., 1/15/19[3]	535,000	663,918
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14	1,469,000	1,659,970

		2,323,888

Food Products—0.8%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	463,000	485,296
8.50% Sr. Unsec. Nts., 6/15/19	900,000	1,070,152
Chiquita Brands International, Inc., 8.875% Sr. Unsec. Unsub. Nts., 12/1/15	10,000,000	10,375,000
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	1,590,000	1,725,150

		13,655,598

Tobacco—0.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,798,000	2,550,449
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40	985,000	1,048,175

		3,598,624

Energy—1.5%
Energy Equipment & Services—0.2%
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	1,440,000	1,488,940
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	1,059,000	1,104,168
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	1,170,000	1,195,653

		3,788,761

Oil, Gas & Consumable Fuels—1.3%
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17	1,530,000	1,671,525
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12	637,000	670,981
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	2,960,000	3,185,916
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39	1,295,000	1,328,214
Kinder Morgan Finance Co. LLC, 6% Sr. Sec. Nts., 1/15/18[3]	1,638,000	1,683,045
Marathon Petroleum Corp., 6.50% Sr. Unsec. Nts., 3/1/41[3]	1,355,000	1,377,292
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	845,000	811,174
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11	700,000	701,343
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	1,057,000	1,169,306
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[3]	945,000	1,009,652
29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Rockies Express Pipeline LLC:
3.90% Sr. Unsec. Unsub. Nts., 4/15/15[3]	$1,845,000	$1,837,651
5.625% Sr. Unsec. Unsub. Nts., 4/15/20[3]	1,135,000	1,138,935
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18	1,598,000	1,825,715
Valero Logistics Operations LP, 6.05% Nts., 3/15/13	130,000	137,562
Woodside Finance Ltd., 4.50% Nts., 11/10/14[3]	2,385,000	2,522,631

		21,070,942

Financials—6.5%
Capital Markets—1.2%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[3]	2,840,000	2,985,950
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	1,785,000	1,753,202
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17[3]	2,678,000	2,651,271
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20[3]	709,000	717,189
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	4,020,000	4,257,357
6.25% Sr. Unsec. Nts., 8/28/17	1,000,000	1,093,722
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	3,180,000	3,169,732
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	1,620,000	1,656,155
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	1,664,000	1,683,282

		19,967,860

Commercial Banks—1.5%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[3]	1,635,000	1,660,297
Barclays Bank plc, 6.278% Perpetual Bonds[9]	2,500,000	2,132,000
BB&T Corp., 3.20% Sr. Nts., 3/25/16[6]	1,354,000	1,352,693
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[3,9]	1,755,000	1,645,313
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	3,010,000	2,957,325
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[4]	4,290,000	4,107,675
Huntington BancShares, Inc., 7% Sub. Nts., 12/15/20	2,662,000	2,919,189
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[3]	1,675,000	1,618,194
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11	1,578,000	1,607,589
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K9	3,432,000	3,689,400
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	1,462,000	1,590,779

		25,280,454

Consumer Finance—0.1%
American Express Bank FSB, 5.55% Sr. Unsec. Nts., 10/17/12	1,435,000	1,528,941
SLM Corp., 6.25% Sr. Nts., 1/25/16	828,000	849,588

		2,378,529

Diversified Financial Services—1.3%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	600,000	637,726
30 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Diversified Financial Services Continued
Citigroup, Inc.:
5.375% Sr. Unsec. Nts., 8/9/20	$3,220,000	$3,341,813
6.01% Sr. Unsec. Nts., 1/15/15	1,650,000	1,812,383
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[3,4]	1,910,000	1,709,450
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[9]	1,835,000	1,642,325
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[9]	9,315,000	10,174,448
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	2,433,000	2,764,783

		22,082,928

Insurance—2.0%
Aflac, Inc., 8.50% Sr. Unsec. Nts., 5/15/19	1,314,000	1,627,712
American International Group, Inc., 5.85% Sr. Unsec. Nts., Series G, 1/16/18	3,250,000	3,440,076
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	1,361,000	1,398,573
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	1,640,000	1,708,429
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[3]	1,538,000	1,623,094
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	1,685,000	1,730,207
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[3]	2,230,000	2,025,478
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	3,235,000	3,125,981
Manulife Financial Corp., 4.90% Sr. Unsec. Unsub. Nts., 9/17/20	2,010,000	2,010,716
MetLife, Inc., 10.75% Jr. Sub. Nts., 8/1/39	5,000,000	6,930,525
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20	1,545,000	1,587,333
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	1,608,000	1,660,279
Swiss Re Capital I LP, 6.854% Perpetual Bonds[3,9]	3,171,000	3,154,130
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[3,4]	1,640,000	1,644,100

		33,666,633

Real Estate Investment Trusts—0.4%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	715,000	736,500
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	859,000	885,163
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts., 3/15/11	1,670,000	1,673,370
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	652,000	672,401
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	1,600,000	1,636,480
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[3]	751,000	792,944

		6,396,858

Health Care—0.4%
Biotechnology—0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,675,000	1,627,087
31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Providers & Services—0.2%
Laboratory Corp. of America Holdings, 4.625% Nts., 11/15/20	$1,233,000	$1,237,715
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	854,000	872,608
Quest Diagnostic, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,786,000	1,684,150

		3,794,473

Pharmaceuticals—0.1%
Mylan, Inc., 6% Sr. Nts., 11/15/18[3]	1,730,000	1,779,738
Industrials—1.0%
Aerospace & Defense—0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	1,630,000	1,691,125
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	1,458,000	1,614,735

		3,305,860

Commercial Services & Supplies—0.3%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	1,661,000	1,827,100
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts., 1/15/12	1,615,000	1,648,733
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	1,240,000	1,268,996

		4,744,829

Industrial Conglomerates—0.3%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	1,490,000	1,548,067
5.25% Sr. Unsec. Nts., 10/19/12	100,000	106,436
6.375% Unsec. Sub. Bonds, 11/15/67	2,966,000	3,047,565
Tyco International Ltd./Tyco International Finance SA, 6.875% Sr. Unsec. Unsub. Nts., 1/15/21	1,370,000	1,638,575

		6,340,643

Machinery—0.1%
SPX Corp., 7.625% Sr. Unsec. Nts., 12/15/14	1,510,000	1,661,000
Professional Services—0.1%
FTI Consulting, Inc., 6.75% Sr. Nts., 10/1/20[3]	1,682,000	1,690,410
Information Technology—1.0%
Communications Equipment—0.4%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	3,025,000	3,229,956
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41[6]	2,438,000	2,453,359
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	1,555,000	1,625,841

		7,309,156

Electronic Equipment & Instruments—0.2%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	3,045,000	3,008,664
Semiconductors & Semiconductor Equipment—0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	2,629,000	2,900,234
32 | OPPENHEIMER CAPITAL INCOME FUND

	Principal
	Amount	Value

Software—0.2%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	$3,214,000	$3,043,047
Materials—1.2%
Chemicals—0.5%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	2,510,000	2,630,076
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	1,427,000	1,411,705
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	1,495,000	1,746,347
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts., 5/1/18	1,641,000	1,816,382
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	989,000	1,006,032

		8,610,542

Containers & Packaging—0.3%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16	1,790,000	1,969,000
Sealed Air Corp.:
6.875% Sr. Unsec. Bonds, 7/15/33[3]	865,000	876,793
7.875% Sr. Nts., 6/15/17	1,975,000	2,201,373
Sonoco Products Co., 5.75% Sr. Unsec. Unsub. Nts., 11/1/40	834,000	834,516

		5,881,682

Metals & Mining—0.4%
ArcelorMittal, 6.75% Sr. Unsec. Unsub. Nts., 3/1/41[6]	1,083,000	1,082,329
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	2,365,000	2,628,310
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	97,000	106,650
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,190,000	1,286,596
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,071,000	1,186,203

		6,290,088

Telecommunication Services—0.7%
Diversified Telecommunication Services—0.6%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	1,513,000	1,575,957
British Telecommunications plc, 9.875% Bonds, 12/15/30	1,010,000	1,403,948
Embarq Corp., 6.738% Sr. Unsec. Nts., 6/1/13	1,590,000	1,730,170
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	1,630,000	1,809,300
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	1,517,000	1,748,343
Telus Corp., 8% Nts., 6/1/11	830,000	845,397
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	993,000	1,065,733

		10,178,848

Wireless Telecommunication Services—0.1%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	1,156,000	1,310,558
33 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Utilities—0.6%
Electric Utilities—0.5%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[3]	$1,455,000		$1,554,489
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	993,000		983,577
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	1,659,000		1,682,105
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12	1,620,000		1,716,252
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[3]	1,710,000		2,184,253

			8,120,676

Multi-Utilities—0.1%
NiSource Finance Corp., 6.125% Sr. Unsec. Nts., 3/1/22	1,455,000		1,599,269

Total Non-Convertible Corporate Bonds and Notes (Cost $254,378,944)			268,047,527

Convertible Corporate Bonds and Notes—7.5%
Advanced Micro Devices, Inc.:
5.75% Cv. Sr. Unsec. Nts., 8/15/12	5,203,000		5,456,646
6% Cv. Sr. Unsec. Nts., 5/1/15	7,007,000		7,208,451
Amylin Pharmaceuticals, Inc.:
2.50% Cv. Sr. Unsec. Nts., 4/15/11	10,103,000		10,153,515
3% Cv. Sr. Unsec. Nts., 6/15/14	13,000,000		11,878,750
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	2,412,000		2,396,925
Chiquita Brands International, Inc., 4.25% Cv. Sr. Unsec. Unsub. Nts., 8/15/16	17,600,000		18,876,000
General Cable Corp., 4.50% Cv. Unsec. Sub. Nts., 11/15/29[4]	4,925,000		6,950,406
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[4]	12,000,000		11,625,000
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31 (exchangeable for Viacom, Inc., Cl. B common stock or cash based on the value thereof)	13,500,000		10,698,750
LifePoint Hospitals, Inc.:
3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25	4,000,000		4,130,000
3.50% Cv. Sr. Unsec. Sub. Nts., 5/15/14	5,000,000		5,281,250
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	17,750,000		17,750,000
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	15,000,000		14,868,750

Total Convertible Corporate Bonds and Notes (Cost $113,531,314)			127,274,443

Event-Linked Bonds—0.8%
Calypso Capital Ltd. Catastrophe Linked Nts., Series 2010-1, Cl. A, 4.514%, 1/10/14[3,4]	2,041,000	EUR	2,844,377
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.211%, 8/10/11[3,4]	3,000,000		3,022,200
Foundation Re III Ltd. Catastrophe Linked Nts., Series 1-A, 5.75%, 2/3/14[3,4]	2,100,000		2,101,680
Longpoint Re Ltd. Catastrophe Linked Nts., 5.40%, 12/24/12[3,4]	1,606,000		1,611,942
Midori Ltd. Catastrophe Linked Nts., 3.053%, 10/24/12[3,4]	3,000,000		2,997,600

Total Event-Linked Bonds (Cost $12,479,743)			12,577,799
34 | OPPENHEIMER CAPITAL INCOME FUND

	Expiration	Strike
	Date	Price	Contracts	Value

Options Purchased—0.0%
Euro (EUR) Call[1]	4/25/11	$1.10	2,000,000	$169
Euro (EUR) Call[1]	6/15/11	1.00	4,000,000	1,575
United States Steel Corp. Put[1]	4/18/11	52.50	500	88,000

Total Options Purchased (Cost $1,566,142)				89,744

	Exercise		Notional
	Date		Amount

Swaptions Purchased—0.0%
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swap call option; Swap Terms: Receive Three-Month BBA LIBOR and pay 5.28%; terminating 10/19/25[1]	10/15/15		$20,000,000	385,093
Goldman Sachs Group, Inc. (The), Swap Counterparty, Interest Rate Swap call option; Swap Terms: Receive Three-Month BBA LIBOR and pay 5.445%; terminating 11/9/25[1]	11/5/15		20,000,000	229,119

Total Swaptions Purchased (Cost $1,040,000)				614,212

	Shares
Investment Companies—16.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[10,11]	198,231,227	198,231,227
Oppenheimer Master Loan Fund, LLC[10]	6,879,066	81,686,751

Total Investment Companies (Cost $278,992,780)		279,917,978

Total Investments, at Value (Cost $1,763,351,034)	113.4%	1,926,127,791
Liabilities in Excess of Other Assets	(13.4)	(227,857,066)

Net Assets	100.0%	$1,698,270,725

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR                    Euro

1.	Non-income producing security.

2.	Restricted security. The aggregate value of restricted securities as of February 28, 2011 was $81,732,545, which represents 4.81% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Dates	Cost	Value	Appreciation

Airspeed Ltd., Airplane Receivables, Series 2007-1A, Cl. G1, 0.536%, 6/15/32	7/28/10-10/21/10	$29,973,584	$31,213,206	$1,239,622
Blade Engine Securitization Ltd., Asset-Backed Certificates, Series 2006-1A, Cl. B, 3.266%, 9/15/41	11/10/09	7,501,337	9,208,385	1,707,048
35 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Acquisition			Unrealized
Security	Dates	Cost	Value	Appreciation

Bond Street Holdings LLC, Cl. A	11/4/09	$7,500,000	$7,500,000	$—
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.807%, 9/1/20	10/27/10	1,424,384	1,454,650	30,266
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15	2/2/11	2,034,758	2,035,631	873
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12	10/21/10	1,729,966	1,730,785	819
NuCO2 Funding LLC, Asset-Backed Nts., Series 2008-1A, Cl. A1, 7.25%, 6/25/38	1/25/11	26,872,894	26,875,000	2,106
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11	1,714,888	1,714,888	—

		$78,751,811	$81,732,545	$2,980,734

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $86,148,295 or 5.07% of the Fund’s net assets as of February 28, 2011.

4.	Represents the current interest rate for a variable or increasing rate security.

5.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $978,409. See Note 5 of the accompanying Notes.

6.	When-issued security or delayed delivery to be delivered and settled after February 28, 2011. See Note 1 of the accompanying Notes.

7.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $21,725,347 or 1.28% of the Fund’s net assets as of February 28, 2011.

8.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $403,162 or 0.02% of the Fund’s net assets as of February 28, 2011.

9.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of
36 | OPPENHEIMER CAPITAL INCOME FUND

the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2010	Additions	Reductions	February 28, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	323,019,783	357,306,659	482,095,215	198,231,227
Oppenheimer Master Loan Fund, LLC	—	6,879,066	—	6,879,066

				Realized
	Value	Income		Loss
Oppenheimer Institutional Money Market Fund, Cl. E	$198,231,227	$317,971		$—
Oppenheimer Master Loan Fund, LLC	81,686,751	957,052	[a]	156,737	[a]

	$279,917,978	$1,275,023		$156,737

a.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

11.	Rate shown is the 7-day yield as of February 28, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$49,714,845	$—	$—	$49,714,845
Consumer Staples	71,092,297	—	—	71,092,297
Energy	64,994,159	—	—	64,994,159
Financials	80,496,102	7,500,000	—	87,996,102
Health Care	74,821,457	—	—	74,821,457
Industrials	42,845,047	—	—	42,845,047
Information Technology	83,440,872	—	—	83,440,872
Materials	40,095,255	—	—	40,095,255
Telecommunication Services	15,434,550	—	—	15,434,550
Utilities	21,983,900	—	—	21,983,900
Preferred Stocks	7,210,000	35,886,250	—	43,096,250
Rights, Warrants and Certificates	451,412	—	—	451,412
Mortgage-Backed Obligations	—	474,141,905	—	474,141,905
Asset-Backed Securities	—	157,873,431	—	157,873,431
U.S. Government Obligations	—	9,624,606	—	9,624,606
37 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Non-Convertible Corporate Bonds and Notes	$—	$268,047,527	$—	$268,047,527
Convertible Corporate Bonds and Notes	—	127,274,443	—	127,274,443
Event-Linked Bonds	—	12,577,799	—	12,577,799
Options Purchased	88,000	1,744	—	89,744
Swaptions Purchased	—	614,212	—	614,212
Investment Companies	279,917,978	—	—	279,917,978

Total Investments, at Value	832,585,874	1,093,541,917	—	1,926,127,791

Other Financial Instruments:
Futures margins	253,587	—	—	253,587
Appreciated swaps, at value	—	3,457,757	—	3,457,757
Depreciated swaps, at value	—	414,050	—	414,050

Total Assets	$832,839,461	$1,097,413,724	$—	$1,930,253,185

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(60,069)	$—	$(60,069)
Futures margins	(236,096)	—	—	(236,096)
Swaps	—	(1,299,750)	—	(1,299,750)

Total Liabilities	$(236,096)	$(1,359,819)	$—	$(1,595,915)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into	Transfers out
	Level 1*	of Level 2*

Assets Table
Investments, at Value:
Common Stocks
Energy	$2,408,752	$(2,408,752)

Total Assets	$2,408,752	$(2,408,752)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.
Foreign Currency Exchange Contracts as of February 28, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Depreciation

RBS Greenwich Capital
Euro (EUR)	Sell	2,055	EUR	5/17/11	$2,832,881	$60,069
38 | OPPENHEIMER CAPITAL INCOME FUND

Futures Contracts as of February 28, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds, 30 yr.	Buy	516	6/21/11	$62,097,375	$248,221
U.S. Treasury Nts., 2 yr.	Sell	338	6/30/11	73,784,344	(86,783)
U.S. Treasury Nts., 5 yr.	Sell	184	6/30/11	21,516,500	(45,970)
U.S. Treasury Nts., 10 yr.	Buy	197	6/21/11	23,452,234	(18,332)
U.S. Treasury Nts., 10 yr.	Sell	223	6/21/11	26,547,453	(63,176)
U.S. Treasury Ultra Bonds	Buy	20	6/21/11	2,471,875	20,310

					$54,270

Credit Default Swap Contracts as of February 28, 2011 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

ITRAXX Europe Senior Financials Series 14
Barclays Bank plc	Sell	$34,000	1.00%	12/20/15	$1,204,701	$(1,299,750)	$(95,049)

	Total	34,000			1,204,701	(1,299,750)	(95,049)
ITRAXX Europe Sub Financials Series 14
Barclays Bank plc	Buy	34,000	1.00	12/20/15	(3,390,182)	3,457,757	67,575

	Total	34,000			(3,390,182)	3,457,757	67,575
Republic of Germany
Goldman Sachs International	Buy	50,000	0.25	9/20/15	(596,126)	414,050	(182,076)

	Total	50,000			(596,126)	414,050	(182,076)

			Grand Total Buys		(3,986,308)	3,871,807	(114,501)
			Grand Total Sells		1,204,701	(1,299,750)	(95,049)

			Total Credit Default Swaps		$(2,781,607)	$2,572,057	$(209,550)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
Potential Payments
Type of Reference	for Selling Credit		Reference
Asset on which the	Protection	Amount	Asset Rating
Fund Sold Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Sovereign Debt	$34,000,000	$—	A

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
39 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of February 28, 2011 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc:
	Credit Default Buy Protection	34,000	EUR	$3,457,757
	Credit Default Sell Protection	34,000	EUR	(1,299,750)

				2,158,007

Goldman Sachs International	Credit Default Buy Protection	50,000		414,050

		Total Swaps		$2,572,057

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR	Euro
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
40 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,484,358,254)	$1,646,209,813
Affiliated companies (cost $278,992,780)	279,917,978

1,926,127,791
Cash	23,137
Cash used for collateral on futures	1,390,437
Appreciated swaps, at value (upfront payments paid $3,390,182)	3,457,757
Depreciated swaps, at value (upfront payments paid $596,126)	414,050
Receivables and other assets:
Investments sold (including $27,340,619 sold on a when-issued or delayed delivery basis)	43,820,613
Interest, dividends and principal paydowns	8,998,626
Futures margins	253,587
Shares of beneficial interest sold	232,659
Other	143,966

Total assets	1,984,862,623

Liabilities
Unrealized depreciation on foreign currency exchange contracts	60,069
Depreciated swaps, at value (upfront payments received $1,204,701)	1,299,750
Payables and other liabilities:
Investments purchased (including $274,158,294 purchased on a when-issued or delayed delivery basis)	282,024,645
Shares of beneficial interest redeemed	1,672,886
Distribution and service plan fees	707,628
Futures margins	236,096
Transfer and shareholder servicing agent fees	229,856
Shareholder communications	158,074
Trustees’ compensation	115,301
Other	87,593

Total liabilities	286,591,898

Net Assets	$1,698,270,725

Composition of Net Assets
Par value of shares of beneficial interest	$193,348
Additional paid-in capital	2,137,521,928
Accumulated net investment income	17,569,126
Accumulated net realized loss on investments and foreign currency transactions	(619,576,775)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	162,563,098

Net Assets	$1,698,270,725

41 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,508,953,199 and 171,372,329 shares of beneficial interest outstanding)	$8.81
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$9.35

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $63,492,269 and 7,359,757 shares of beneficial interest outstanding)	$8.63

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $103,207,817 and 12,018,920 shares of beneficial interest outstanding)	$8.59

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,616,420 and 2,596,986 shares of beneficial interest outstanding)	$8.71

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,020 and 115.875 shares of beneficial interest outstanding)	$8.80
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2011

Allocation of Income and Expenses from Master Fund[1]
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	$955,537
Dividends	1,515
Expenses[2]	(38,762)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	918,290

Investment Income
Interest (net of foreign withholding taxes of $5,424)	26,854,651
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $34,456)	7,001,203
Affiliated companies	317,971
Fee income on when-issued securities	2,236,104
Other income	56,112

Total investment income	36,466,041

Expenses
Management fees	4,534,416
Distribution and service plan fees:
Class A	1,719,177
Class B	316,991
Class C	506,201
Class N	54,043
Transfer and shareholder servicing agent fees:
Class A	1,305,422
Class B	160,811
Class C	142,611
Class N	34,131
Shareholder communications:
Class A	135,022
Class B	18,105
Class C	12,312
Class N	2,214
Trustees’ compensation	32,359
Custodian fees and expenses	1,548
Administration service fees	750
Other	99,262

Total expenses	9,075,375
Less waivers and reimbursements of expenses	(228,698)

Net expenses	8,846,677

Net Investment Income	28,537,654
43 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$73,151,367
Closing and expiration of futures contracts	(6,394,330)
Foreign currency transactions	(19,929)
Short positions	(246,490)
Swap contracts	(656,489)
Increase from payment by affiliate	2,437
Net realized loss allocated from Oppenheimer Master Loan Fund, LLC	(156,737)

Total net realized gain	65,679,829
Net change in unrealized appreciation/depreciation on:
Investments	77,025,724
Translation of assets and liabilities denominated in foreign currencies	583,845
Futures contracts	(721,793)
Swap contracts	258,087
Net change in unrealized appreciation/deprecation allocated from Oppenheimer Master Loan Fund, LLC	925,198

Total net change in unrealized appreciation/depreciation	78,071,061

Net Increase in Net Assets Resulting from Operations	$172,288,544

1.	The Fund invests in an affiliated mutual fund that expects to be treated as a partnership for tax purposes. See Note 1 of the accompanying Notes.

2.	Net of expense waivers and/or reimbursements of $741.
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2011	August 31,
	(Unaudited)	2010

Operations
Net investment income	$28,537,654	$62,795,001
Net realized gain	65,679,829	89,031,283
Net change in unrealized appreciation/depreciation	78,071,061	29,607,417

Net increase in net assets resulting from operations	172,288,544	181,433,701

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(43,017,389)	(28,175,758)
Class B	(1,571,336)	(807,947)
Class C	(2,566,196)	(1,265,780)
Class N	(612,041)	(376,426)
Class Y	—	—

	(47,766,962)	(30,625,911)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(52,413,964)	(203,089,496)
Class B	(6,342,235)	(29,255,483)
Class C	(4,626,767)	(22,007,806)
Class N	(1,608,728)	(4,277,077)
Class Y	1,000	—

	(64,990,694)	(258,629,862)

Net Assets
Total increase (decrease)	59,530,888	(107,822,072)
Beginning of period	1,638,739,837	1,746,561,909

End of period (including accumulated net investment income of $17,569,126 and $36,798,434, respectively)	$1,698,270,725	$1,638,739,837

See accompanying Notes to Financial Statements.
45 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.18	$7.50	$10.44	$13.10	$12.28	$12.63

Income (loss) from investment operations:
Net investment income[1]	.15	.30	.48	.59	.47	.39
Net realized and unrealized gain (loss)	.73	.53	(3.11)	(1.74)	.82	.16

Total from investment operations	.88	.83	(2.63)	(1.15)	1.29	.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.15)	(.12)	(.50)	(.42)	(.37)
Distributions from net realized gain	—	—	(.19)	(1.01)	(.05)	(.53)

Total dividends and/or distributions to shareholders	(.25)	(.15)	(.31)	(1.51)	(.47)	(.90)

Net asset value, end of period	$8.81	$8.18	$7.50	$10.44	$13.10	$12.28

Total Return, at Net Asset Value[2]	10.89%	11.13%	(25.18)%	(9.51)%	10.50%	4.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,508,953	$1,450,829	$1,521,396	$2,176,214	$2,754,566	$2,594,507

Average net assets (in thousands)	$1,490,071	$1,512,770	$1,388,938	$2,458,736	$2,809,861	$2,608,268

Ratios to average net assets:[3]
Net investment income	3.52%[4]	3.75%	6.64%	5.11%	3.54%	3.21%
Total expenses	0.99%[4,5]	1.02%[5]	1.02%[5]	0.91%[5]	0.88%[5]	0.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.97%[4]	0.90%	0.94%	0.91%	0.88%	0.91%

Portfolio turnover rate[6]	51%	77%	92%	68%	66%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.01%
Year Ended August 31, 2010	1.04%
Year Ended August 31, 2009	1.03%
Year Ended August 31, 2008	0.91%
Year Ended August 31, 2007	0.88%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,459,995,199	$1,362,493,330
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.01	$7.36	$10.31	$12.94	$12.14	$12.49

Income (loss) from investment operations:
Net investment income[1]	.11	.22	.41	.49	.35	.28
Net realized and unrealized gain (loss)	.72	.52	(3.09)	(1.71)	.81	.16

Total from investment operations	.83	.74	(2.68)	(1.22)	1.16	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.09)	(.08)	(.40)	(.31)	(.26)
Distributions from net realized gain	—	—	(.19)	(1.01)	(.05)	(.53)

Total dividends and/or distributions to shareholders	(.21)	(.09)	(.27)	(1.41)	(.36)	(.79)

Net asset value, end of period	$8.63	$8.01	$7.36	$10.31	$12.94	$12.14

Total Return, at Net Asset Value[2]	10.44%	10.05%	(25.94)%	(10.20)%	9.54%	3.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$63,492	$65,079	$87,518	$153,650	$240,849	$258,812

Average net assets (in thousands)	$64,070	$75,369	$88,562	$193,912	$262,574	$273,916

Ratios to average net assets:[3]
Net investment income	2.57%[4]	2.81%	5.80%	4.27%	2.70%	2.37%
Total expenses	2.13%[4,5]	2.14%[5]	2.03%[5]	1.75%[5]	1.71%[5]	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.93%[4]	1.85%	1.85%	1.75%	1.71%	1.74%

Portfolio turnover rate[6]	51%	77%	92%	68%	66%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	2.15%
Year Ended August 31, 2010	2.16%
Year Ended August 31, 2009	2.04%
Year Ended August 31, 2008	1.75%
Year Ended August 31, 2007	1.71%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,459,995,199	$1,362,493,330
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$7.98	$7.33	$10.26	$12.89	$12.10	$12.46

Income (loss) from investment operations:
Net investment income[1]	.11	.23	.41	.49	.36	.29
Net realized and unrealized gain (loss)	.71	.52	(3.07)	(1.71)	.79	.15

Total from investment operations	.82	.75	(2.66)	(1.22)	1.15	.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.10)	(.08)	(.40)	(.31)	(.27)
Distributions from net realized gain	—	—	(.19)	(1.01)	(.05)	(.53)

Total dividends and/or distributions to shareholders	(.21)	(.10)	(.27)	(1.41)	(.36)	(.80)

Net asset value, end of period	$8.59	$7.98	$7.33	$10.26	$12.89	$12.10

Total Return, at Net Asset Value[2]	10.41%	10.19%	(25.85)%	(10.22)%	9.53%	3.83%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,208	$100,299	$112,970	$130,753	$184,782	$163,959

Average net assets (in thousands)	$102,261	$106,999	$82,632	$156,924	$182,640	$165,514

Ratios to average net assets:[3]
Net investment income	2.65%[4]	2.88%	5.77%	4.29%	2.74%	2.40%
Total expenses	1.87%[4,5]	1.89%[5]	1.91%[5]	1.72%[5]	1.69%[5]	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%[4]	1.77%	1.80%	1.72%	1.69%	1.71%

Portfolio turnover rate[6]	51%	77%	92%	68%	66%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.89%
Year Ended August 31, 2010	1.91%
Year Ended August 31, 2009	1.92%
Year Ended August 31, 2008	1.72%
Year Ended August 31, 2007	1.69%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,459,995,199	$1,362,493,330
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
See accompanying Notes to Financial Statements.
48 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$8.09	$7.42	$10.36	$13.00	$12.20	$12.55

Income (loss) from investment operations:
Net investment income[1]	.13	.27	.44	.54	.42	.34
Net realized and unrealized gain (loss)	.72	.52	(3.09)	(1.71)	.80	.16

Total from investment operations	.85	.79	(2.65)	(1.17)	1.22	.50

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.23)	(.12)	(.10)	(.46)	(.37)	(.32)
Distributions from net realized gain	—	—	(.19)	(1.01)	(.05)	(.53)

Total dividends and/or distributions to shareholders	(.23)	(.12)	(.29)	(1.47)	(.42)	(.85)

Net asset value, end of period	$8.71	$8.09	$7.42	$10.36	$13.00	$12.20

Total Return, at Net Asset Value[2]	10.65%	10.74%	(25.54)%	(9.78)%	10.01%	4.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,617	$22,533	$24,678	$34,279	$44,568	$35,651

Average net assets (in thousands)	$22,725	$24,365	$21,877	$39,025	$41,919	$32,598

Ratios to average net assets:[3]
Net investment income	3.14%[4]	3.37%	6.25%	4.74%	3.19%	2.82%
Total expenses	1.37%[4,5]	1.42%[5]	1.44%[5]	1.29%[5]	1.25%[5]	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%[4]	1.28%	1.31%	1.29%	1.25%	1.30%

Portfolio turnover rate[6]	51%	77%	92%	68%	66%	66%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.39%
Year Ended August 31, 2010	1.44%
Year Ended August 31, 2009	1.45%
Year Ended August 31, 2008	1.29%
Year Ended August 31, 2007	1.25%

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2011	$1,459,995,199	$1,362,493,330
Year Ended August 31, 2010	$3,224,346,084	$3,374,267,286
Year Ended August 31, 2009	$3,381,592,419	$3,374,427,225
Year Ended August 31, 2008	$2,702,200,766	$2,534,331,052
Year Ended August 31, 2007	$1,266,252,411	$1,359,901,233
Year Ended August 31, 2006	$2,212,763,141	$2,305,352,091
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
February 28, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$8.63

Income (loss) from investment operations:
Net investment income[2]	.04
Net realized and unrealized gain	.13

Total from investment operations	.17

Dividends and/or distributions to shareholders:
Dividends from net investment income	—
Distributions from net realized gain	—

Total dividends and/or distributions to shareholders	—

Net asset value, end of period	$8.80

Total Return, at Net Asset Value[3]	1.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1

Average net assets (in thousands)	$1

Ratios to average net assets:[4]
Net investment income	4.71%[5]
Total expenses[6]	0.57%[5]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.54%[5]

Portfolio turnover rate[7]	51%

1.	For the period from January 28, 2011 (inception of offering) to February 28, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from Oppenheimer Master Loan Fund, LLC.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Period Ended February 28, 2011	0.58%

7.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Period Ended February 28, 2011	$1,459,995,199	$1,362,493,330
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Capital Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on January 28, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
51 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Event-linked bonds are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied
52 | OPPENHEIMER CAPITAL INCOME FUND

procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations upon the sale or maturity of such securities.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
53 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of February 28, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$274,158,294
Sold securities	27,340,619
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Securities Sold Short. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out.
     As of February 28, 2011, the Fund had no outstanding securities sold short.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its
54 | OPPENHEIMER CAPITAL INCOME FUND

management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in Oppenheimer Master Fund. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the “Master Fund”). The Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in the Master Fund, the Fund will have greater exposure to the risks of the Master Fund.
     The investment objective of the Master Fund is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment in the Master Fund is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in the master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Fund’s expenses, including its management fee.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
55 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2010, the Fund had available for federal income tax purposes post-October foreign currency losses of $15,042, post-October passive foreign investment company losses of $90,922, straddle losses of $2,109,518 and unused capital loss carryforwards as follows:

Expiring

2015	$24,730,218
2016	34,541,632
2017	96,200,452
2018	522,839,437

Total	$678,311,739

Of these losses, $59,271,851 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $12,147,371 per year.
     As of February 28, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $614,847,392 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2011, it is estimated that the Fund will utilize $65,679,829 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
56 | OPPENHEIMER CAPITAL INCOME FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,767,407,356
Federal tax cost of other investments	(31,099,476)

Total federal tax cost	$1,736,307,880

Gross unrealized appreciation	$170,675,958
Gross unrealized depreciation	(12,110,803)

Net unrealized appreciation	$158,565,155

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
57 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2011[1]		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	3,557,323	$30,395,985	7,802,417	$62,259,184
Dividends and/or distributions reinvested	4,711,643	39,845,528	3,233,169	25,949,865
Redeemed	(14,346,804)	(122,655,477)	(36,463,678)	(291,298,545)

Net decrease	(6,077,838)	$(52,413,964)	(25,428,092)	$(203,089,496)

58 | OPPENHEIMER CAPITAL INCOME FUND

	Six Months Ended February 28, 2011[1]		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class B
Sold	417,021	$3,502,023	981,464	$7,705,110
Dividends and/or distributions reinvested	181,409	1,506,115	97,144	767,180
Redeemed	(1,360,739)	(11,350,373)	(4,842,340)	(37,727,773)

Net decrease	(762,309)	$(6,342,235)	(3,763,732)	$(29,255,483)

Class C
Sold	508,252	$4,255,669	985,137	$7,685,204
Dividends and/or distributions reinvested	272,502	2,252,083	139,709	1,098,074
Redeemed	(1,334,038)	(11,134,519)	(3,959,894)	(30,791,084)

Net decrease	(553,284)	$(4,626,767)	(2,835,048)	$(22,007,806)

Class N
Sold	142,515	$1,201,497	555,027	$4,384,592
Dividends and/or distributions reinvested	67,784	567,288	43,036	342,472
Redeemed	(399,738)	(3,377,513)	(1,136,715)	(9,004,141)

Net decrease	(189,439)	$(1,608,728)	(538,652)	$(4,277,077)

Class Y
Sold	116	$1,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	116	$1,000	—	$—

1.	For the six months ended February 28, 2011, for Class A, Class B, Class C and Class N shares, and for the period from January 28, 2011 (inception of offering) to February 28, 2011, for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2011, were as follows:

	Purchases	Sales

Investment securities	$663,522,739	$637,423,778
U.S. government and government agency obligations	5,997,526	6,355,531
To Be Announced (TBA) mortgage-related securities	1,459,995,199	1,362,493,330
59 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2011, the Fund paid $1,652,182 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing
60 | OPPENHEIMER CAPITAL INCOME FUND

accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$9,118,999
Class C	8,467,157
Class N	981,562
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2011	$105,420	$2,485	$47,861	$3,736	$192
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF and the Master Fund. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $174,802 for management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended February 28, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$53,896
During the six months ended February 28, 2011, the Manager voluntarily reimbursed the Fund $2,437 for certain transactions. The payment is reported separately in the Statement of Operations and increased the Fund’s total returns by less than 0.01%.
61 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to
62 | OPPENHEIMER CAPITAL INCOME FUND

have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $3,873,551, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for
63 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $2,573,801 as of February 28, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of February 28, 2011, the Fund has required certain counterparties to post collateral of $340,867,918.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of February 28, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$3,457,757
Credit contracts	Depreciated swaps, at value	414,050		Depreciated swaps, at value	$1,299,750
Interest rate contracts	Futures margins	253,587	*	Futures margins	236,096	*
Foreign exchange contracts				Unrealized depreciation on foreign currency exchange contracts	60,069
Credit contracts	Investments, at value	614,212	**
Equity contracts	Investments, at value	88,000	**
Foreign exchange contracts	Investments, at value	1,744	**

Total		$4,829,350			$1,595,915

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options and purchased swaptions, if any.
64 | OPPENHEIMER CAPITAL INCOME FUND

The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not	Investments	Closing and
Accounted	from	expiration of	Foreign
for as Hedging	unaffiliated	futures	currency	Swap
Instruments	companies*	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$(656,489)	$(656,489)
Equity contracts	(261,507)	—	—	—	(261,507)
Foreign exchange contracts	—	—	37,084	—	37,084
Interest rate contracts	—	(6,394,330)	—	—	(6,394,330)

Total	$(261,507)	$(6,394,330)	$37,084	$(656,489)	$(7,275,242)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not
Accounted
for as Hedging		Futures	Swap
Instruments	Investments*	contracts	contracts	Total

Credit contracts	$—	$—	$258,087	$258,087
Equity contracts	(76,635)	—	—	(76,635)
Foreign exchange contracts	(939,791)	—	—	(939,791)
Interest rate contracts	—	(721,793)	—	(721,793)

Total	$(1,016,426)	$(721,793)	$258,087	$(1,480,132)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
65 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     During the six months ended February 28, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $277,653 and $4,404,902, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended February 28, 2011, the Fund had an ending monthly average market value of $111,371,913 and $91,992,321 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
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Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended February 28, 2011, the Fund had an ending monthly average market value of $347,981 and $68,214 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
67 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than
68 | OPPENHEIMER CAPITAL INCOME FUND

the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     The Fund has engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pairs trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements.
     For the six months ended February 28, 2011, the Fund had an ending monthly average notional amounts of $60,479,794 and $7,622,651 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Swaption Transactions
The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.
     Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing
69 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.
     The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.
     The Fund purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.
     During the six months ended February 28, 2011, the Fund had an ending monthly average market value of $527,462 on purchased swaptions.
6. Restricted Securities
As of February 28, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico
70 | OPPENHEIMER CAPITAL INCOME FUND

Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
71 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER CAPITAL INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Michelle Borré, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
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PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
74 | OPPENHEIMER CAPITAL INCOME FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number - whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
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Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;
•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;
•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and
•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer
Date: 04/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 04/11/2011